Loans and borrowings (Details) - COP ($) $ in Millions		Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 38,239,139	$ 38,062,645
Less short-term		5,012,173	4,019,927
Total long-term		33,226,966	34,042,718
Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 4,459,807	$ 4,048,775
Local currency | Bonds [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		8.70%	8.00%
Borrowings		$ 1,567,598	$ 1,568,034
Local currency | Syndicated Loan [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		8.00%	7.90%
Borrowings		$ 1,115,874	$ 1,439,590
Local currency | Lease liabilities
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	[1]	7.20%	0.00%
Borrowings	[1]	$ 1,039,303	$ 591,153
Local currency | Commercial loans [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		8.30%	7.60%
Borrowings		$ 737,032	$ 449,998
Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 33,779,332	$ 34,013,870
Foreign currency | Bonds [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		5.90%	5.70%
Borrowings		$ 25,832,740	$ 25,599,996
Foreign currency | Lease liabilities
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	[1]	6.20%	0.00%
Borrowings	[1]	$ 251,651	$ 206,737
Foreign currency | Commercial loans [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		7.10%	4.40%
Borrowings		$ 6,586,538	$ 7,352,002
Foreign currency | Loans From Related Parties [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		0.00%	0.00%
Borrowings		$ 1,108,403	$ 855,135

[1]	Corresponds mainly to present value of the payments to be made during the term of the operative lease contracts of pipelines, tanks, property and vehicles, recognized by the implementation of IFRS 16. (see Note 5.1).